Trust for Advised Portfolios: Form N-CEN

Attachment for Item G.1.a.i of Form N-CEN

The following non-routine legal proceedings have been filed against Trust for Advised Portfolios (“TAP”), with respect to its series Infinity Q Diversified Alpha Fund (“Fund”):

1.

In re Infinity Q Diversified Alpha Fund Securities Litigation; Index Number:  651295/2021 (Part 53) (N.Y. County Commercial Division).  This action is a putative securities class action alleging claims under Sections 11, 12 and 15 of the Securities Act of 1933.  The initiating plaintiffs are Andrea Hunter, David Rosenstein and Neil O’Connor and are alleged shareholders in the Fund.  Defendants in the action are TAP, Infinity Q Capital Management, LLC (“IQCM”), Quasar Distributors, LLC (“Quasar”), Christopher E. Kashmerick, John C. Chrystal, Albert J. DiUlio, S.J., Harry E. Resis, Russell B. Simon, Steven J. Jensen, Scott Lindell, Leonard Potter, James Velissaris, EisnerAmper LLP, Bonderman Family Limited Partnership, LP, and Infinity Q Management Equity, LLC. The stated class period is February 25, 2018 through February 18, 2021.

2.

Yang v. Trust for Advised Portfolios, et al; Case Number: 1:21-cv-0147 (E.D.N.Y.).  This action is a putative securities class action alleging claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934.  The named plaintiff is Liang Yang, an alleged shareholder in the Fund.  Defendants are TAP, IQCM, Christopher E. Kashmerick, John C. Chrystal, Albert J. DiUlio, S.J., Harry E. Resis, Russell B. Simon, Leonard Potter and James Velissaris.  The stated class period is December 21, 2018 through February 22, 2021.

3.

Sokolow v. Trust for Advised Portfolios, et al; Case Number: 1:21-cv-02317 (E.D.N.Y.).  This action is a putative securities class action alleging claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934.  The named plaintiff is Leonard Sokolow, as trustee of the Leonard J. and Sharon R. Sokolow Revocable Trust 4/18/18, an alleged shareholder in the Fund.  Defendants are TAP, IQCM, Christopher E. Kashmerick, John C. Chrystal, Albert J. DiUlio, S.J., Harry E. Resis, Russell B. Simon, Leonard Potter and James Velissaris.  The stated class period is December 21, 2018 through February 18, 2021.

4.

Oak Financial Group, Inc. v. Infinity Q Diversified Alpha Fund, et al.; Case Number: 1:21-cv-03249 (E.D.N.Y.).  This action alleges claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934, Sections 11, 12(a) and 15 of the Securities Act of 1933, as well as common law fraud under New York law.  The plaintiff is Oak Financial Group, Inc. (“Oak Financial”) which is an investment advisor seeking to recover damages on behalf of 257 of its client accounts on whose behalf Oak Financial invested in the Fund between October 27, 2015 and August 2020.  Defendants are the Fund, TAP, IQCM, Christopher E. Kashmerick, John C. Chrystal, Albert J. DiUlio, S.J., Harry E. Resis, Russell B. Simon, Steven J. Jensen, James Velissaris, Leonard Potter, Scott Lindell, Quasar, EisnerAmper LLP, Bonderman Family Limited Partnership, LP, and Infinity Q Management Equity, LLC.

1